Annual Fund Operating Expenses - Class 2 Shares - JPMorgan Insurance Trust Small Cap Core Portfolio - Class 2	May 01, 2021
Operating Expenses:
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.12%